Retirement Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Retirement Plans

NOTE 21

retirement plans

The Company sponsors defined benefit pension plans, defined contribution plans, and other postretirement benefit plans for its employees. The following table provides a summary of the total cost related to these plans for the years ended December 31:

(Millions)	2011	2010	2009
Defined benefit pension plan cost	$51	$40	$21
Defined contribution plan cost	252	217	118
Other postretirement benefit plan cost	23	25	29
Net periodic benefit cost	$326	$282	$168

The expenses in the above table are recorded in salaries and employee benefits in the Consolidated Statements of Income.

defined benefit pension plans

The Company's significant defined benefit pension plans cover certain employees in the United States and United Kingdom. Most employees outside the United States and United Kingdom are covered by local retirement plans, some of which are funded, while other employees receive payments at the time of retirement or termination under applicable labor laws or agreements. The Company complies with the minimum funding requirements in all countries.

The Company sponsors the U.S. American Express Retirement Plan (the Plan) for eligible employees in the United States. The Plan is a noncontributory defined benefit plan and a tax-qualified retirement plan subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan is closed to new entrants and existing participants no longer accrue future benefits. The Company funds retirement costs through a trust and complies with the applicable minimum funding requirements specified by ERISA.

The Plan is a cash balance plan and employees' accrued benefits are based on notional account balances, which are maintained for each individual. Employees' balances are credited daily with interest at a fixed rate. The interest rate varies from a minimum of 5 percent to a maximum equal to the lesser of (i) 10 percent or (ii) the applicable interest rate set forth in the Plan.

The Company also sponsors an unfunded non-qualified plan, the Retirement Restoration Plan (the RRP), for employees compensated above a certain level to supplement their pension benefits that are limited by the Internal Revenue Code. The RRP's terms generally parallel those of the Plan, except that the definitions of compensation and payment options differ.

For each plan, the net funded status is defined by GAAP governing retirement benefits as the difference between the fair value of plan assets and the respective plan's projected benefit obligation.

As of December 31, 2011, the net funded status related to the defined benefit pension plans was underfunded by $443 million, as shown in the following table:

(Millions)	2011	2010
Net funded status, beginning of year	$(383)	$(406)
Increase in fair value of plan assets	17	63
Increase in projected benefit obligation	(77)	(40)
Net change	(60)	23
Net funded status, end of year	$(443)	$(383)

The net funded status amounts as of December 31, 2011 and 2010 are recognized in the Consolidated Balance Sheets in other liabilities.

Plan Assets and Obligations

The following tables provide a reconciliation of changes in the fair value of plan assets and projected benefit obligations for all defined benefit pension plans as of December 31:

Reconciliation of Change in Fair Value of Plan Assets

(Millions)	2011	2010
Fair value of plan assets, beginning of year	$2,052	$1,989
Actual return on plan assets	89	177
Employer contributions	35	50
Benefits paid	(60)	(55)
Settlements	(68)	(81)
Foreign currency exchange rate changes	21	(28)
Net change	17	63
Fair value of plan assets, end of year	$2,069	$2,052

Reconciliation of Change in Projected Benefit Obligation

(Millions)	2011	2010
Projected benefit obligation, beginning of year	$2,435	$2,395
Service cost	22	19
Interest cost	126	126
Benefits paid	(60)	(55)
Actuarial loss	33	66
Settlements	(68)	(81)
Foreign currency exchange rate changes	24	(35)
Net change	77	40
Projected benefit obligation, end of year	$2,512	$2,435

Accumulated Other Comprehensive Loss

The following table provides the amounts comprising accumulated other comprehensive loss, which are not yet recognized as components of net periodic pension benefit cost as of December 31:

(Millions)	2011	2010
Net actuarial loss	$690	$648
Net prior service cost	(2)	(2)
Total, pretax effect	688	646
Tax impact	(229)	(213)
Total, net of taxes	$459	$433

The estimated portion of the net actuarial loss and net prior service cost that is expected to be recognized as a component of net periodic pension benefit cost in 2012 is $65 million and nil, respectively.

The following table lists the amounts recognized in other comprehensive loss in 2011:

(Millions)	2011
Net actuarial loss:
Reclassified to earnings from equity(a)	$(51)
Losses in current year(b)	93
Net actuarial loss, pretax	$42

  Amortization of actuarial losses and recognition of losses related to lump sum settlements.
  Deferral of actuarial losses.

Benefit Obligations

The accumulated benefit obligation in a defined benefit pension plan is the present value of benefits earned to date by plan participants computed based on current compensation levels as contrasted to the projected benefit obligation, which is the present value of benefits earned to date by plan participants based on their expected future compensation at their projected retirement date.

The accumulated and projected benefit obligations for all defined benefit pension plans as of December 31 were as follows:

(Millions)	2011	2010
Accumulated benefit obligation	$2,459	$2,353
Projected benefit obligation	$2,512	$2,435

The accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligation that exceeds the fair value of plan assets were as follows:

(Millions)	2011	2010
Accumulated benefit obligation	$2,418	$1,407
Fair value of plan assets	$2,028	$1,091

The amounts disclosed in the table above will vary year to year based on whether plans meet the disclosure requirement.

The projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligation that exceeds the fair value of plan assets as of December 31 were as follows:

(Millions)	2011	2010
Projected benefit obligation	$2,512	$2,435
Fair value of plan assets	$2,069	$2,052

Net Periodic Pension Benefit Cost

The components of the net periodic pension benefit cost for all defined benefit pension plans for the years ended December 31 were as follows:

(Millions)	2011	2010	2009
Service cost	$22	$19	$14
Interest cost	126	126	127
Expected return on plan assets	(148)	(145)	(146)
Amortization of prior service cost	―	(1)	―
Recognized net actuarial loss	36	23	10
Settlements losses	15	18	19
Curtailment gains	―	―	(3)
Net periodic pension benefit cost	$51	$40	$21

Assumptions

The weighted-average assumptions used to determine defined benefit pension obligations as of December 31 were as follows:

	2011	2010
Discount rates	4.7%	5.3%
Rates of increase in compensation levels	3.7%	4.0%

The weighted-average assumptions used to determine net periodic pension benefit costs as of December 31 were as follows:

	2011	2010	2009
Discount rates	5.0%	5.3%	5.9%
Rates of increase in compensation levels	4.0%	3.6%	3.9%
Expected long-term rates of return on assets	6.9%	6.9%	6.9%

The Company assumes a long-term rate of return on assets on a weighted-average basis. In developing this assumption, management considers expected and historical returns over 5 to 15 years based on the mix of assets in its plans.

The discount rate assumptions are determined using a model consisting of bond portfolios that match the cash flows of the plan's projected benefit payments based on the plan participants' service to date and their expected future compensation. Use of the rate produced by this model generates a projected benefit obligation that equals the current market value of a portfolio of high-quality zero-coupon bonds whose maturity dates and amounts match the timing and amount of expected future benefit payments.

Asset Allocation and Fair Value

The Benefit Plans Investment Committee (BPIC) is appointed by the Company's Chief Executive Officer and has the responsibility of reviewing and approving the investment policies related to plan assets for the Company's defined benefit pension plans; evaluating the performance of the investments in accordance with the investment policy; reviewing the investment objectives, risk characteristics, expenses and historical performance; and selecting, removing and evaluating the investment managers. The BPIC typically meets quarterly to review the performance of the various investment managers and service providers as well as other investment related matters. The Company's significant defined benefit pension plans have investment policies, which prescribe targets for the amount of assets that can be invested in a security class in order to mitigate the detrimental impact of adverse or unexpected results with respect to any individual security class on the overall portfolio. The portfolios are diversified by asset type, risk characteristics and concentration of investments. Refer to Note 3 for a discussion related to valuation techniques used to measure fair value, including a description of the three-level fair value hierarchy of inputs.

The following tables summarize the target allocation and categorization of all defined benefit pension plan assets measured at fair value on a recurring basis by GAAP's valuation hierarchy:

As of December 31, 2011:
			Quoted Prices in
			Active Markets		Significant		Significant
	Target		for Identical		Observable		Unobservable
	Allocation		Assets		Inputs		Inputs
(Millions, except percentages)	2012	Total	(Level 1)		(Level 2)		(Level 3)
U.S. equity securities	15%	$250	$250	$	―	$	―
International equity securities(a)	30%	644	644		―		―
U.S. fixed income securities	30%	582	―		582		―
International fixed income securities(a)	15%	406	―		406		―
Balanced funds	5%	69	―		69		―
Cash	―	12	12		―		―
Other(b)	5%	106	―		―		106
Total	100%	$2,069	$906		$1,057		$106

As of December 31, 2010:
			Quoted Prices in
			Active Markets		Significant		Significant
	Target		for Identical		Observable		Unobservable
	Allocation		Assets		Inputs		Inputs
(Millions, except percentages)	2011	Total	(Level 1)		(Level 2)		(Level 3)
U.S. equity securities	15%	$331	$331	$	―	$	―
International equity securities(a)	30%	704	704		―		―
U.S. fixed income securities	30%	522	―		522		―
International fixed income securities(a)	15%	318	―		318		―
Balanced funds	5%	65	―		65		―
Cash	―	11	11		―		―
Other(b)	5%	101	―		―		101
Total	100%	$2,052	$1,046		$905		$101

  A significant portion of international investments are in U.K. companies and U.K. government and agency securities.
  Consists of investments in private equity and real estate funds measured at reported net asset value.

The fair value measurement of all defined benefit pension plan assets using significant unobservable inputs (Level 3) changed during the years ended December 31:

(Millions)	2011	2010
Beginning fair value, January 1	$101	$98
Actual net gains on plan assets:
Held at the end of the year	12	11
Sold during the year	2	―
Total net gains	14	11
Net purchases (sales and settlements)	(9)	(8)
Net increase	5	3
Ending fair value, December 31	$106	$101

Benefit Payments

The Company's defined benefit pension plans expect to make benefit payments to retirees as follows:

						2017
(Millions)	2012	2013	2014	2015	2016	–2021
Expected payments	$152	$155	$160	$168	$182	$931

In addition, the Company expects to contribute $26 million to its defined benefit pension plans in 2012.

DEFINED CONTRIBUTION RETIREMENT PLANS

The Company sponsors defined contribution retirement plans, the principal plan being the Retirement Savings Plan (RSP), a 401(k) savings plan with a profit sharing component. The RSP is a tax-qualified retirement plan subject to ERISA and covers most employees in the United States. The RSP held 11 million and 12 million shares of American Express Common Stock as of December 31, 2011 and 2010, respectively, beneficially for employees. The Company matches employee contributions to the plan up to a maximum of 5 percent of total pay, subject to the limitations under the Internal Revenue Code (IRC). Additional annual conversion contributions of up to 8 percent of total pay are provided into the RSP for eligible employees. The Company also sponsors an RSP RRP, which is an unfunded non-qualified plan for employees whose RSP benefits are limited by the IRC and its terms generally parallel those of the RSP, except that the definitions of compensation and payment options differ. In addition, the RSP RRP was amended effective January 1, 2011 such that the Company matches employee contributions up to a maximum of 5 percent of total pay in excess of IRC compensation limits only to the extent the employee contributes to the plan.

The total expense for all defined contribution retirement plans globally was $252 million, $217 million and $118 million in 2011, 2010 and 2009, respectively. The increase in expense in 2010 primarily reflects the Company's reinstatement in January of the employer match and conversion contributions.

OTHER POSTRETIREMENT BENEFIT PLANS

The Company sponsors unfunded other postretirement benefit plans that provide health care and life insurance to certain retired U.S. employees.

Accumulated Other Comprehensive Loss

The following table provides the amounts comprising accumulated other comprehensive loss which are not yet recognized as components of net periodic benefit cost as of December 31:

(Millions)	2011	2010
Net actuarial loss	$35	$50
Total, pretax effect	35	50
Tax impact	(13)	(19)
Total, net of taxes	$22	$31

The estimated portion of the net actuarial loss above that is expected to be recognized as a component of net periodic benefit cost in 2012 is nil.

The following table lists the amounts recognized in other comprehensive loss in 2011:

(Millions)	2011
Net actuarial gain:
Reclassified to earnings from equity(a)	$(3)
Gains in current year(b)	(5)
Curtailment gain	(5)
Early Retiree Reinsurance Program subsidy	(2)
Net actuarial gain, pretax	$(15)

  Amortization of actuarial losses.
  Deferral of actuarial gains.

Benefit Obligations

The projected benefit obligation represents a liability based upon estimated future medical and other benefits to be provided to retirees.

The following table provides a reconciliation of the changes in the projected benefit obligation:

(Millions)	2011	2010
Projected benefit obligation, beginning of year	$319	$324
Service cost	5	6
Interest cost	16	17
Benefits paid	(18)	(20)
Actuarial gain	(5)	(8)
Curtailment gain	(6)	―
Net change	(8)	(5)
Projected benefit obligation, end of year	$311	$319

The plans are unfunded and the obligations as of December 31, 2011 and 2010 are recognized in the Consolidated Balance Sheets in other liabilities.

Net Periodic Benefit Cost

GAAP provides for the delayed recognition of the net actuarial loss and the net prior service credit remaining in accumulated other comprehensive (loss) income.

The components of the net periodic benefit cost for all other postretirement benefit plans for the years ended December 31 were as follows:

(Millions)	2011	2010	2009
Service cost	$5	$6	$5
Interest cost	16	17	18
Amortization of prior service cost	―	―	(2)
Recognized net actuarial loss	3	2	2
Curtailment (gain) loss	(1)	―	6
Net periodic benefit cost	$23	$25	$29

Assumptions

The weighted-average assumptions used to determine benefit obligations were:

	2011	2010
Discount rates	4.5%	5.2%
Health care cost increase rate:
Following year	8.0%	8.5%
Decreasing to the year 2018	5.0%	5.0%

The weighted-average discount rate used to determine net periodic benefit cost was 4.9 percent, 5.4 percent and 6.0 percent in 2011, 2010 and 2009, respectively. The discount rate assumption is determined by using a model consisting of bond portfolios that match the cash flows of the plan's projected benefit payments. Use of the rate produced by this model generates a projected benefit obligation that equals the current market value of a portfolio of high-quality zero-coupon bonds whose maturity dates and amounts match the timing and amount of expected future benefit payments.

A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One		One
	percentage-		percentage-
	point increase		point decrease
(Millions)	2011	2010	2011	2010
Increase (decrease) on benefits
earned and interest cost for
U.S. plans	$1	$1	$(1)	$(1)
Increase (decrease) on
postretirement benefit
obligation for U.S. plans	$13	$15	$(12)	$(13)

Benefit Payments

The Company's other postretirement benefit plans expect to make benefit payments as follows:

						2017
(Millions)	2012	2013	2014	2015	2016	– 2021
Expected payments	$22	$23	$23	$23	$24	$118

In addition, the Company expects to contribute $22 million to its other postretirement benefit plans in 2012.